FAIR VALUE OF FINANCIAL INSTRUMENTS - Reconciliation of Fair Value Measurements for Level 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transfers
Securities transferred into Level 3	$ 336	$ 184
Transferred out of Level 3	38	1
Level 3
Assets:
Beginning Balance	2,387	2,246
Total Realized and Unrealized Gains Included in Net Income	185	412
Total Realized and Unrealized Gains Included in Other Comprehensive Income	17	144
Total Realized and Unrealized Losses Included in Net Income	(188)	(309)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(38)	(97)
Purchases	496	524
Sales	(273)	(708)
Issuances	0	0
Settlements	0	(4)
Transfers in/out of Level 3	298	183
Other	0	(4)
Ending Balance	2,884	2,387
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	(3)	83
Liabilities:
Beginning Balance	2,306	1,402
Total Realized and Unrealized Gains Included in Net Income	877	926
Total Realized and Unrealized Gains Included in Other Comprehensive Income	0	0
Total Realized and Unrealized Losses Included in Net Income	(581)	(1,836)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	0	0
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	8	6
Transfers in/out of Level 3	0	0
Other	0	0
Ending Balance	2,002	2,306
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	300	(906)
Level 3 | Variable annuity
Liabilities:
Beginning Balance	67	70
Total Realized and Unrealized Gains Included in Net Income	0	0
Total Realized and Unrealized Gains Included in Other Comprehensive Income	0	0
Total Realized and Unrealized Losses Included in Net Income	(4)	(3)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	0	0
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	8	6
Transfers in/out of Level 3	0	0
Other	0	0
Ending Balance	63	67
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	0
Level 3 | Other liabilities
Liabilities:
Beginning Balance	2,239	1,332
Total Realized and Unrealized Gains Included in Net Income	877	926
Total Realized and Unrealized Gains Included in Other Comprehensive Income	0	0
Total Realized and Unrealized Losses Included in Net Income	(577)	(1,833)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	0	0
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	0	0
Other	0	0
Ending Balance	1,939	2,239
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	300	(906)
Level 3 | Total investments
Assets:
Beginning Balance	2,387	2,246
Total Realized and Unrealized Gains Included in Net Income	185	412
Total Realized and Unrealized Gains Included in Other Comprehensive Income	17	144
Total Realized and Unrealized Losses Included in Net Income	(188)	(309)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(38)	(97)
Purchases	496	524
Sales	(273)	(708)
Issuances	0	0
Settlements	0	(4)
Transfers in/out of Level 3	298	183
Other	0	(4)
Ending Balance	2,884	2,387
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	(3)	83
Level 3 | Total fixed maturity securities - AFS
Assets:
Beginning Balance	1,988	1,881
Total Realized and Unrealized Gains Included in Net Income	0	7
Total Realized and Unrealized Gains Included in Other Comprehensive Income	17	144
Total Realized and Unrealized Losses Included in Net Income	0	(9)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(38)	(97)
Purchases	405	456
Sales	(241)	(568)
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	303	178
Other	0	(4)
Ending Balance	2,434	1,988
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	2
Level 3 | Total fixed maturity securities - AFS | Available-for-sale securities
Assets:
Beginning Balance	1,899	1,805
Total Realized and Unrealized Gains Included in Net Income	0	0
Total Realized and Unrealized Gains Included in Other Comprehensive Income	14	144
Total Realized and Unrealized Losses Included in Net Income	0	0
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(37)	(97)
Purchases	381	436
Sales	(216)	(564)
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	276	179
Other	0	(4)
Ending Balance	2,317	1,899
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	0
Level 3 | Total fixed maturity securities - AFS | Trading Securities
Assets:
Beginning Balance	89	76
Total Realized and Unrealized Gains Included in Net Income	0	7
Total Realized and Unrealized Gains Included in Other Comprehensive Income	3	0
Total Realized and Unrealized Losses Included in Net Income	0	(9)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(1)	0
Purchases	24	20
Sales	(25)	(4)
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	27	(1)
Other	0	0
Ending Balance	117	89
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	2
Level 3 | Residential mortgage-backed securities | Available-for-sale securities
Assets:
Beginning Balance	0
Total Realized and Unrealized Gains Included in Net Income	0
Total Realized and Unrealized Gains Included in Other Comprehensive Income	0
Total Realized and Unrealized Losses Included in Net Income	0
Total Realized and Unrealized Losses Included in Other Comprehensive Income	0
Purchases	40
Sales	0
Issuances	0
Settlements	0
Transfers in/out of Level 3	0
Other	0
Ending Balance	40	0
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0
Level 3 | Commercial mortgage-backed securities | Available-for-sale securities
Assets:
Beginning Balance	32	10
Total Realized and Unrealized Gains Included in Net Income	0	0
Total Realized and Unrealized Gains Included in Other Comprehensive Income	0	1
Total Realized and Unrealized Losses Included in Net Income	0	0
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(2)	(1)
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	150	22
Other	0	0
Ending Balance	180	32
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	0
Level 3 | Other asset-backed securities | Available-for-sale securities
Assets:
Beginning Balance	435	421
Total Realized and Unrealized Gains Included in Net Income	0	0
Total Realized and Unrealized Gains Included in Other Comprehensive Income	3	8
Total Realized and Unrealized Losses Included in Net Income	0	0
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(1)	(13)
Purchases	67	0
Sales	(4)	(2)
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	14	22
Other	1	(1)
Ending Balance	515	435
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	0
Level 3 | Other asset-backed securities | Trading Securities
Assets:
Beginning Balance	71	65
Total Realized and Unrealized Gains Included in Net Income	0	6
Total Realized and Unrealized Gains Included in Other Comprehensive Income	3	0
Total Realized and Unrealized Losses Included in Net Income	0	(9)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	0	0
Purchases	22	12
Sales	(19)	(2)
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	16	(1)
Other	0	0
Ending Balance	93	71
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	2
Level 3 | Other government-related securities | Trading Securities
Assets:
Beginning Balance	0
Total Realized and Unrealized Gains Included in Net Income	0
Total Realized and Unrealized Gains Included in Other Comprehensive Income	0
Total Realized and Unrealized Losses Included in Net Income	0
Total Realized and Unrealized Losses Included in Other Comprehensive Income	0
Purchases	0
Sales	0
Issuances	0
Settlements	0
Transfers in/out of Level 3	16
Other	0
Ending Balance	16	0
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0
Level 3 | Corporate securities | Available-for-sale securities
Assets:
Beginning Balance	1,432	1,374
Total Realized and Unrealized Gains Included in Net Income	0	0
Total Realized and Unrealized Gains Included in Other Comprehensive Income	11	135
Total Realized and Unrealized Losses Included in Net Income	0	0
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(34)	(83)
Purchases	274	436
Sales	(212)	(562)
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	112	135
Other	(1)	(3)
Ending Balance	1,582	1,432
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	0
Level 3 | Corporate securities | Trading Securities
Assets:
Beginning Balance	18	11
Total Realized and Unrealized Gains Included in Net Income	0	1
Total Realized and Unrealized Gains Included in Other Comprehensive Income	0	0
Total Realized and Unrealized Losses Included in Net Income	0	0
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(1)	0
Purchases	2	8
Sales	(6)	(2)
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	(5)	0
Other	0	0
Ending Balance	8	18
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	0
Level 3 | Equity securities
Assets:
Beginning Balance	101	73
Total Realized and Unrealized Gains Included in Net Income	0	1
Total Realized and Unrealized Gains Included in Other Comprehensive Income	0	0
Total Realized and Unrealized Losses Included in Net Income	0	0
Total Realized and Unrealized Losses Included in Other Comprehensive Income	0	0
Purchases	91	27
Sales	(32)	(5)
Issuances	0	0
Settlements	0	0
Transfers in/out of Level 3	(5)	5
Other	0	0
Ending Balance	155	101
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	0	0
Level 3 | Other long-term investments
Assets:
Beginning Balance	298	292
Total Realized and Unrealized Gains Included in Net Income	185	404
Total Realized and Unrealized Gains Included in Other Comprehensive Income	0	0
Total Realized and Unrealized Losses Included in Net Income	(188)	(300)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	0	0
Purchases	0	41
Sales	0	(135)
Issuances	0	0
Settlements	0	(4)
Transfers in/out of Level 3	0	0
Other	0	0
Ending Balance	295	298
Total Gains (losses) included in Net Income related to Instruments still held at the Reporting Date	$ (3)	$ 81